Recapitalization (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Circle Capital Corp I [Member]
Restructuring Cost and Reserve [Line Items]
Redemption of ordinary shares	23,434,229
Circle Capital Corp I [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate payment	$ 239,345,691
Public Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant issued	12,500,000
Public Warrants [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Warrant issued	12,500,000
Private Placement Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant issued	352,500
Private Placement Warrants [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Warrant issued	$ 352,500
Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.001
Seller and Jeffrey Park [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of units issued	10,000,000
Common stock, par value	$ 0.001
Seller and Jeffrey Park [Member] | Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of units issued	64,562,500
SPAC Merger [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of units issued	10,604,104